UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,503)		$ (1,489)		$ (4,238)	$ (2,912)		$ (16,519)		$ (5,108)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation	3		7		7	15		25		45
Share-based compensation expenses	37		32		58	64		5,862		130
Non-cash financial expenses	229		83		310	219
Non-cash loss upon entering Transactions								4,783		0
Other non-cash financial expenses (income)								(1,051)		318
Loss (gain) on disposal of property and equipment								16		(1)
Loss from lease termination								68		0
Changes in operating assets and liabilities:
Increase in prepaid expenses	(205)		(63)		(717)	(192)		(631)		(329)
Decrease (increase) in other current assets	(5)		2		(1)	(42)		(38)		18
Increase (decrease) in trade payable	(30)		37		(237)	(38)		610		79
Net change in operating lease	2		2		1	4		(57)		6
Increase (decrease) in employee related obligations	4		(3)		(14)	44		435		(46)
Increase (decrease) in accrued expenses and other account payable	(39)		327		(129)	21
Increase (Decrease) in Accrued Liabilities, Total								(1,899)		359
Net cash used in operating activities	(2,507)		(1,065)		(4,960)	(2,817)		(8,396)		(4,529)
CASH FLOWS FROM INVESTING ACTIVITIES-
Proceeds from short-term deposit								0		507
Purchase of property and equipment	(1)		0		(7)	(6)		(22)		(12)
Proceeds from sale of property and equipment								0		78
Net cash used in investing activities	(1)		0		(7)	(6)		(22)		573
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares and warrants, net of issuance costs								0		522
Proceeds from exercise of pre-funded options									[1]	0
Exercise of options	0	[2]	0	[2]	0		[2]	3,054		0
Cash received from Transactions upon the effectiveness of the SPAC Merger								2,300		0
Proceeds from issuance of ordinary shares upon public offering	0		0		5,000	0
Issuance costs related to public offering	(95)		0		(745)	0
Proceeds from exercise of warrants	0		0		864	0
Proceeds from issuance of ordinary shares upon warrants inducement	0		0		3,276	0
Issuance costs related to warrants inducement	(100)		0		(462)	0
Payment of underwriters Promissory Note	0		0		(696)			(250)		0
Net cash provided by (used in) financing activities	(195)	[2]	0	[2]	7,237		[2]	5,104		522
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(2,703)		(1,065)		2,270	(2,823)		(3,314)		(3,434)
EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	14		(19)		4	(75)		(61)		(230)
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	6,233		2,831		1,270	4,645		4,645		8,309
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	3,544		1,747		3,544	1,747		1,270		4,645
Appendix A – RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH REPORTED IN THE CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	3,466		1,697		3,466	1,697		1,187		4,595
Restricted cash	78		50		78	50		83		50
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	3,544		1,747		3,544	1,747		1,270		4,645
Appendix B - SUPPLEMENTARY INFORMATION:
Conversion of Promissory Note to ordinary shares	0		0		356	0
Derecognition of right-of-use asset recognized and lease liability as a result of operating lease termination								(89)		0
Conversion of preferred shares to ordinary shares								15,391		0
Conversion of warrants to preferred shares on a cashless basis								334		0
Conversion of non-controlling interests to New Silexion ordinary shares								3,344
Shares issued for ELOC financing liability								312		0
Right-of-use asset recognized with a corresponding lease liability								506		0
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	0		0		13	0		27		0
Interest received	$ 44		$ 6		$ 46	$ 25		$ 28		$ 153

[1]	Represents an amount less than $1
[2]	Represents an amount less than $1